Unabsorbed cost due to production stoppage	12 Months Ended
Dec. 31, 2023
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage

22.   Unabsorbed cost due to production stoppage

This caption is made up as follows:

	2023	2022	2021
	US$(000)	US$(000)	US$(000)

Direct labor	6,144	6,505	3,418
Services provided by third parties	5,654	7,608	19,214
Insurances	2,782	867	456
Electricity and water	1,741	2,510	22
Consumption of materials and supplies	917	1,155	781
Short-term and low-value lease	644	1,180	668
Maintenance and repairment	606	330	275
Mining easement	590	1,285	160
Transport	316	301	87
Rights	177	214	—
Others	322	1,103	428

	19,893	23,058	25,509

During the year 2023, 2022 and 2021, the unabsorbed production costs of the mining units correspond to the stoppage of production of the Uchucchacua mining unit and Río Seco, see note 1(b).

See related accounting policies in Note 2.4(x).